SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
December 31, 2021 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	802,291	$48,699,064
ACI Worldwide, Inc.*	1,048,769	36,392,284
Acuity Brands, Inc.	311,556	65,962,636
Adient PLC*	840,491	40,242,709
AECOM*	1,285,132	99,404,960
Affiliated Managers Group, Inc.	362,636	59,657,248
AGCO Corp.	547,409	63,510,392
Alcoa Corp.	1,669,091	99,444,442
Alleghany Corp.*	122,204	81,582,168
ALLETE, Inc.	468,978	31,116,690
Alliance Data Systems Corp.	444,117	29,564,869
Amedisys, Inc.*	290,833	47,080,046
American Campus Communities, Inc.	1,241,377	71,118,488
American Eagle Outfitters, Inc.	1,368,639	34,653,939
American Financial Group, Inc.	590,104	81,033,081
Amkor Technology, Inc.	894,344	22,170,788
Antero Midstream Corp.	2,896,578	28,038,875
Apartment Income REIT Corp.	1,400,417	76,560,797
AptarGroup, Inc.	587,224	71,923,196
Arrow Electronics, Inc.*	621,140	83,400,468
Arrowhead Pharmaceuticals, Inc.*	930,062	61,663,111
ASGN, Inc.*	464,769	57,352,495
Ashland Global Holdings, Inc.	503,860	54,245,568
Aspen Technology, Inc.*	596,964	90,857,921
Associated Banc-Corp.	1,338,765	30,242,701
AutoNation, Inc.*	356,630	41,672,216
Avient Corp.	816,163	45,664,320
Avis Budget Group, Inc.*	357,525	74,139,959
Avnet, Inc.	885,131	36,493,951
Axon Enterprise, Inc.*	585,878	91,982,846
Azenta, Inc.	663,227	68,385,336
Bank of Hawaii Corp.	361,093	30,245,150
Bank OZK	1,078,379	50,176,975
Belden, Inc.	400,523	26,326,377
BJ's Wholesale Club Holdings, Inc.*	1,218,069	81,574,081
Black Hills Corp.	569,318	40,176,771
Blackbaud, Inc.*	369,604	29,191,324
Boston Beer Co., Inc., Class A*	83,748	42,301,115
Boyd Gaming Corp.*	731,614	47,971,930
Brighthouse Financial, Inc.*	712,040	36,883,672
Brink's Co.	438,487	28,751,593
Brixmor Property Group, Inc.	2,649,339	67,319,704
Bruker Corp.	906,423	76,057,954
Brunswick Corp.	687,743	69,276,352
Builders FirstSource, Inc.*	1,708,324	146,420,450
Cable One, Inc.	44,220	77,979,759
Cabot Corp.	506,043	28,439,617
CACI International, Inc., Class A*	208,095	56,021,255
Cadence Bank	1,747,974	52,072,145
Callaway Golf Co.*	1,045,406	28,685,941
Camden Property Trust	911,669	162,897,017
Capri Holdings Ltd.*	1,342,200	87,122,202
Carlisle Cos., Inc.	466,420	115,728,130
Carter's, Inc.	377,041	38,164,090
Casey's General Stores, Inc.	330,974	65,317,719
Cathay General Bancorp	688,883	29,615,080
CDK Global, Inc.	1,055,630	44,061,996
Cerence, Inc.*	339,041	25,984,102
ChampionX Corp.*	1,802,605	36,430,647
Chemed Corp.	137,333	72,654,650
Chemours Co.	1,453,725	48,787,011
Choice Hotels International, Inc.	292,787	45,671,844
Churchill Downs, Inc.	307,084	73,976,536

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
Ciena Corp.*	1,382,073	$106,378,159
Cirrus Logic, Inc.*	509,692	46,901,858
CIT Group, Inc.	884,666	45,418,752
Clean Harbors, Inc.*	446,559	44,553,191
Cleveland-Cliffs, Inc.*	4,059,658	88,378,755
CMC Materials, Inc.	253,571	48,607,025
CNO Financial Group, Inc.	1,100,037	26,224,882
CNX Resources Corp.*	1,884,050	25,905,688
Cognex Corp.	1,577,172	122,640,895
Coherent, Inc.*	218,868	58,337,077
Colfax Corp.*	1,201,262	55,222,014
Columbia Sportswear Co.	308,345	30,045,137
Commerce Bancshares, Inc.	990,216	68,067,448
Commercial Metals Co.	1,075,758	39,039,258
CommVault Systems, Inc.*	405,971	27,979,521
Compass Minerals International, Inc.	303,650	15,510,442
Concentrix Corp.	382,716	68,360,732
Corporate Office Properties Trust	1,002,018	28,026,443
Coty, Inc., Class A*	2,993,564	31,432,422
Cousins Properties, Inc.	1,326,400	53,427,392
Cracker Barrel Old Country Store, Inc.	209,745	26,981,597
Crane Co.	445,303	45,300,674
Crocs, Inc.*	524,955	67,309,730
Cullen/Frost Bankers, Inc.	505,859	63,773,644
Curtiss-Wright Corp.	350,047	48,541,018
CyrusOne, Inc.	1,132,142	101,575,780
Dana, Inc.	1,286,670	29,361,809
Darling Ingredients, Inc.*	1,443,439	100,015,888
Deckers Outdoor Corp.*	244,855	89,692,835
Dick's Sporting Goods, Inc.	578,883	66,565,756
Digital Turbine, Inc.*	784,398	47,840,434
Donaldson Co., Inc.	1,102,555	65,337,409
Douglas Emmett, Inc.	1,565,459	52,442,877
DT Midstream, Inc.	862,918	41,402,806
Dycom Industries, Inc.*	269,147	25,235,223
Eagle Materials, Inc.	362,842	60,398,679
East West Bancorp, Inc.	1,265,911	99,601,877
EastGroup Properties, Inc.	362,931	82,693,828
EMCOR Group, Inc.	476,133	60,654,583
Encompass Health Corp.	887,537	57,920,665
Energizer Holdings, Inc.	561,129	22,501,273
EnerSys	373,696	29,544,406
Envestnet, Inc.*	487,461	38,675,156
Envista Holdings Corp.*	1,439,517	64,864,636
EPR Properties	667,314	31,690,742
EQT Corp.*	2,697,253	58,827,088
Equitrans Midstream Corp.	3,626,720	37,500,285
Essent Group Ltd	985,131	44,853,014
Essential Utilities, Inc.	2,051,726	110,157,169
Evercore, Inc., Class A	348,075	47,285,989
Exelixis, Inc.*	2,822,484	51,595,008
Fair Isaac Corp.*	244,054	105,838,898
Federated Hermes, Inc.	863,916	32,465,963
First American Financial Corp.	979,197	76,602,581
First Financial Bankshares, Inc.	1,143,864	58,154,046
First Horizon Corp.	4,823,869	78,773,781
First Industrial Realty Trust, Inc.	1,162,279	76,942,870
First Solar, Inc.*	882,113	76,884,969
FirstCash Holdings, Inc.	360,691	26,983,294
Five Below, Inc.*	499,755	103,394,312
Flowers Foods, Inc.	1,772,642	48,694,476
Flowserve Corp.	1,162,083	35,559,740
Fluor Corp.*	1,261,493	31,247,182

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
FNB Corp.	2,845,060	$34,510,578
Foot Locker, Inc.	805,654	35,150,684
Fox Factory Holding Corp.*	375,596	63,888,880
FTI Consulting, Inc.*	305,872	46,926,882
Fulton Financial Corp.	1,438,944	24,462,048
GameStop Corp., Class A*	552,709	82,016,489
GATX Corp.	316,686	32,995,514
Genpact Ltd.	1,543,390	81,923,141
Gentex Corp.	2,109,920	73,530,712
Glacier Bancorp, Inc.	967,655	54,866,039
Globus Medical, Inc., Class A*	705,099	50,908,148
Goodyear Tire & Rubber Co.*	2,506,537	53,439,369
Graco, Inc.	1,516,217	122,237,415
Graham Holdings Co., Class B	35,584	22,411,871
Grand Canyon Education, Inc.*	357,489	30,640,382
Greif, Inc., Class A	236,854	14,298,876
Grocery Outlet Holding Corp.*	779,447	22,042,761
GXO Logistics, Inc.*	879,519	79,886,711
H&R Block, Inc.	1,566,734	36,912,253
Haemonetics Corp.*	455,892	24,180,512
Hain Celestial Group, Inc.*	828,564	35,305,112
Halozyme Therapeutics, Inc.*	1,255,920	50,500,543
Hancock Whitney Corp.	774,550	38,742,991
Hanesbrands, Inc.	3,115,149	52,085,291
Hanover Insurance Group, Inc.	317,397	41,598,051
Harley-Davidson, Inc.	1,372,691	51,736,724
Hawaiian Electric Industries, Inc.	975,132	40,467,978
Healthcare Realty Trust, Inc.	1,316,177	41,643,840
HealthEquity, Inc.*	744,959	32,956,986
Helen of Troy Ltd.*	215,237	52,618,989
Hexcel Corp.*	748,393	38,766,757
Highwoods Properties, Inc.	931,171	41,520,915
HollyFrontier Corp.	1,333,609	43,715,703
Home BancShares, Inc.	1,344,678	32,742,909
Hubbell, Inc.	485,386	101,091,342
Hudson Pacific Properties, Inc.	1,360,209	33,610,764
IAA, Inc.*	1,202,922	60,891,912
ICU Medical, Inc.*	178,101	42,270,491
IDACORP, Inc.	450,638	51,061,792
II-VI, Inc.*	946,842	64,697,714
Ingevity Corp.*	350,459	25,127,910
Ingredion, Inc.	593,548	57,360,479
Insperity, Inc.	319,423	37,727,051
Integra LifeSciences Holdings Corp.*	649,802	43,530,236
Interactive Brokers Group, Inc., Class A	779,438	61,902,966
International Bancshares Corp.	474,832	20,128,128
Iridium Communications, Inc.*	1,179,336	48,694,783
ITT, Inc.	763,612	78,033,510
Jabil, Inc.	1,278,647	89,952,816
Jack in the Box, Inc.	193,328	16,912,333
Janus Henderson Group PLC	1,521,736	63,821,608
Jazz Pharmaceuticals PLC*	548,357	69,860,682
JBG SMITH Properties	1,018,368	29,237,345
Jefferies Financial Group, Inc.	1,752,464	67,995,603
JetBlue Airways Corp.*	2,837,059	40,399,720
John Wiley & Sons, Inc., Class A	388,498	22,249,280
Jones Lang LaSalle, Inc.*	450,209	121,259,292
KB Home	764,564	34,198,948
KBR, Inc.	1,251,439	59,593,525
Kemper Corp.	533,760	31,379,750
Kennametal, Inc.	746,171	26,795,001
Kilroy Realty Corp.	935,031	62,142,160
Kinsale Capital Group, Inc.	191,347	45,519,538

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
Kirby Corp.*	536,233	$31,862,965
Kite Realty Group Trust	1,953,793	42,553,612
Knight-Swift Transportation Holdings, Inc.	1,480,454	90,218,867
Kohl's Corp.	1,342,867	66,324,201
Kyndryl Holdings, Inc.*	1,598,017	28,924,108
Lamar Advertising Co., Class A	774,488	93,945,394
Lancaster Colony Corp.	176,826	29,282,386
Landstar System, Inc.	339,958	60,859,281
Lattice Semiconductor Corp.*	1,221,601	94,136,573
Lear Corp.	531,824	97,297,201
Leggett & Platt, Inc.	1,189,814	48,972,744
Lennox International, Inc.	300,287	97,401,091
LHC Group, Inc.*	282,528	38,771,317
Life Storage, Inc.	731,685	112,079,508
Lincoln Electric Holdings, Inc.	526,748	73,465,544
Lithia Motors, Inc.	270,118	80,211,540
Littelfuse, Inc.	219,735	69,146,210
LivaNova PLC*	474,805	41,512,201
LiveRamp Holdings, Inc.*	607,438	29,126,652
Louisiana-Pacific Corp.	784,925	61,498,874
Lumentum Holdings, Inc.*	644,967	68,218,160
Macerich Co.	1,900,449	32,839,759
Macy's, Inc.	2,762,786	72,329,737
Manhattan Associates, Inc.*	564,519	87,777,059
ManpowerGroup, Inc.	483,861	47,094,191
Marriott Vacations Worldwide Corp.	379,979	64,208,851
Masimo Corp.*	453,209	132,690,531
MasTec, Inc.*	510,389	47,098,697
Mattel, Inc.*	3,125,283	67,381,101
Maximus, Inc.	548,375	43,689,036
MDU Resources Group, Inc.	1,814,031	55,944,716
Medical Properties Trust, Inc.	5,319,409	125,697,635
Medpace Holdings, Inc.*	256,478	55,819,872
Mercury General Corp.	237,096	12,580,314
Mercury Systems, Inc.*	505,322	27,823,029
MGIC Investment Corp.	2,904,427	41,881,837
Middleby Corp.*	496,222	97,636,641
MillerKnoll, Inc.	675,959	26,490,833
Mimecast Ltd*	550,826	43,829,225
Minerals Technologies, Inc.	296,995	21,725,184
MKS Instruments, Inc.	494,733	86,167,647
Molina Healthcare, Inc.*	520,970	165,710,138
MSA Safety, Inc.	325,276	49,103,665
MSC Industrial Direct Co., Inc., Class A	417,665	35,108,920
Murphy Oil Corp.	1,295,201	33,817,698
Murphy USA, Inc.	210,367	41,913,521
National Fuel Gas Co.	813,408	52,009,308
National Instruments Corp.	1,176,478	51,376,794
National Retail Properties, Inc.	1,566,627	75,307,760
National Storage Affiliates Trust	730,988	50,584,370
Navient Corp.	1,437,768	30,509,437
NCR Corp.*	1,177,534	47,336,867
Neogen Corp.*	958,912	43,544,194
Neurocrine Biosciences, Inc.*	846,278	72,077,497
New Jersey Resources Corp.	860,258	35,322,193
New York Community Bancorp, Inc.	4,148,312	50,650,890
New York Times Co., Class A	1,490,597	71,995,835
NewMarket Corp.	61,625	21,120,120
Nordson Corp.	482,139	123,075,623
Nordstrom, Inc.*	992,394	22,447,952
NorthWestern Corp.	469,711	26,848,681
NOV, Inc.	3,485,246	47,225,083
Nu Skin Enterprises, Inc., Class A	444,457	22,556,193

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
NuVasive, Inc.*	461,523	$24,220,727
nVent Electric PLC	1,500,793	57,030,134
OGE Energy Corp.	1,785,700	68,535,166
Old Republic International Corp.	2,547,016	62,605,653
Olin Corp.	1,279,577	73,601,269
Ollie's Bargain Outlet Holdings, Inc.*	539,847	27,634,768
Omega Healthcare Investors, Inc.	2,131,817	63,080,465
ONE Gas, Inc.	478,043	37,091,356
Option Care Health, Inc.*	1,235,554	35,139,156
Oshkosh Corp.	612,281	69,010,192
Owens Corning	896,414	81,125,467
PacWest Bancorp	1,046,023	47,248,859
Papa John's International, Inc.	288,708	38,533,857
Park Hotels & Resorts, Inc.*	2,109,559	39,828,474
Patterson Cos., Inc.	772,685	22,678,305
Paylocity Holding Corp.*	353,428	83,465,556
Pebblebrook Hotel Trust	1,172,029	26,218,289
Penumbra, Inc.*	313,269	90,008,449
Performance Food Group Co.*	1,376,599	63,172,128
Perrigo Co. PLC	1,193,356	46,421,548
Physicians Realty Trust	1,965,133	37,003,454
Pilgrim's Pride Corp.*	434,749	12,259,922
Pinnacle Financial Partners, Inc.	679,188	64,862,454
PNM Resources, Inc.	765,709	34,923,987
Polaris, Inc.	508,846	55,927,264
Post Holdings, Inc.*	522,218	58,869,635
PotlatchDeltic Corp.	598,588	36,046,969
Power Integrations, Inc.	538,205	49,993,862
Primerica, Inc.	352,279	53,993,802
PROG Holdings, Inc.*	505,966	22,824,126
Progyny, Inc.*	621,158	31,275,305
Prosperity Bancshares, Inc.	822,178	59,443,469
PS Business Parks, Inc.	179,415	33,042,861
Qualys, Inc.*	297,854	40,871,526
Quidel Corp.*	338,308	45,668,197
R1 RCM, Inc.*	1,188,683	30,299,530
Rayonier, Inc.	1,277,015	51,540,325
Regal Rexnord Corp.	604,459	102,866,833
Reinsurance Group of America, Inc.	603,037	66,026,521
Reliance Steel & Aluminum Co.	558,925	90,668,814
RenaissanceRe Holdings Ltd.	410,532	69,515,384
Repligen Corp.*	458,692	121,479,989
Rexford Industrial Realty, Inc.	1,351,368	109,609,458
RH*	154,729	82,925,460
RLI Corp.	355,186	39,816,351
Royal Gold, Inc.	585,529	61,603,506
RPM International, Inc.	1,157,159	116,873,059
Ryder System, Inc.	478,978	39,482,157
Sabra Health Care REIT, Inc.	2,039,969	27,621,180
Sabre Corp.*	2,885,286	24,784,607
Saia, Inc.*	234,945	79,183,513
Sailpoint Technologies Holdings, Inc.*	831,981	40,217,962
Sanderson Farms, Inc.	189,245	36,160,935
Science Applications International Corp.	513,529	42,925,889
Scientific Games Corp.*	860,955	57,537,623
Scotts Miracle-Gro Co.	363,383	58,504,663
SEI Investments Co.	945,451	57,615,784
Selective Insurance Group, Inc.	536,349	43,948,437
Semtech Corp.*	574,465	51,087,172
Sensient Technologies Corp.	374,903	37,512,794
Service Corp. International	1,471,130	104,435,519
Silgan Holdings, Inc.	748,554	32,068,053
Silicon Laboratories, Inc.*	358,495	74,000,538

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
Simpson Manufacturing Co., Inc.	387,515	$53,891,711
SiTime Corp.*	133,702	39,113,183
Six Flags Entertainment Corp.*	690,328	29,394,166
Skechers U.S.A., Inc., Class A*	1,203,427	52,228,732
SL Green Realty Corp.	595,251	42,679,497
SLM Corp.	2,615,342	51,443,777
Sonoco Products Co.	877,135	50,777,345
Southwest Gas Holdings, Inc.	538,675	37,734,184
Spire, Inc.	461,058	30,070,203
Spirit Realty Capital, Inc.	1,100,064	53,012,084
Sprouts Farmers Market, Inc.*	1,001,428	29,722,383
STAAR Surgical Co.*	424,624	38,768,171
Steel Dynamics, Inc.	1,681,801	104,389,388
Stericycle, Inc.*	819,481	48,873,847
Sterling Bancorp	1,719,026	44,333,681
Stifel Financial Corp.	928,743	65,402,082
STORE Capital Corp.	2,189,202	75,308,549
SunPower Corp.*	740,717	15,458,764
Sunrun, Inc.*	1,846,628	63,339,340
Synaptics, Inc.*	350,325	101,422,591
Syneos Health, Inc.*	925,005	94,979,513
Synovus Financial Corp.	1,298,061	62,138,180
Tandem Diabetes Care, Inc.*	566,760	85,308,715
Targa Resources Corp.	2,042,590	106,704,902
Taylor Morrison Home Corp.*	1,096,272	38,325,669
TD SYNNEX Corp.	368,271	42,115,472
TEGNA, Inc.	1,973,980	36,637,069
Tempur Sealy International, Inc.	1,717,323	80,765,701
Tenet Healthcare Corp.*	955,638	78,066,068
Teradata Corp.*	967,896	41,106,543
Terex Corp.	622,665	27,366,127
Tetra Tech, Inc.	482,349	81,902,860
Texas Capital Bancshares, Inc.*	451,460	27,200,465
Texas Roadhouse, Inc.	621,283	55,468,146
Thor Industries, Inc.	495,376	51,405,168
Timken Co.	615,823	42,670,376
Toll Brothers, Inc.	1,020,653	73,885,071
TopBuild Corp.*	293,713	81,038,354
Toro Co.	949,565	94,871,039
Travel + Leisure Co.	769,837	42,548,891
Trex Co., Inc.*	1,026,923	138,665,413
Tri Pointe Homes, Inc.*	991,428	27,650,927
Trinity Industries, Inc.	729,642	22,035,188
TripAdvisor, Inc.*	883,600	24,086,936
UGI Corp.	1,865,290	85,635,464
UMB Financial Corp.	383,946	40,740,510
Umpqua Holdings Corp.	1,932,420	37,179,761
United Bankshares, Inc.	1,216,132	44,121,269
United States Steel Corp.	2,410,669	57,398,029
United Therapeutics Corp.*	401,762	86,812,733
Univar Solutions, Inc.*	1,525,063	43,235,536
Universal Display Corp.	386,767	63,828,158
Unum Group	1,823,865	44,812,363
Urban Edge Properties	982,256	18,662,864
Urban Outfitters, Inc.*	587,908	17,260,979
Valley National Bancorp	3,630,316	49,916,845
Valmont Industries, Inc.	189,334	47,428,167
Valvoline, Inc.	1,612,515	60,130,684
Viasat, Inc.*	655,173	29,181,405
Vicor Corp.*	191,324	24,294,322
Victoria's Secret & Co.*	646,322	35,896,724
Vishay Intertechnology, Inc.	1,183,875	25,891,346
Visteon Corp.*	249,752	27,757,437

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
December 31, 2021 (unaudited)

Common Stock	Shares	Value
Vontier Corp.	1,508,132	$46,344,896
Voya Financial, Inc.	988,990	65,579,927
Washington Federal, Inc.	581,138	19,398,386
Watsco, Inc.	294,616	92,179,454
Webster Financial Corp.	808,118	45,125,309
Wendy's Co.	1,574,565	37,553,375
Werner Enterprises, Inc.	542,950	25,876,997
Western Union Co.	3,586,185	63,977,540
WEX, Inc.*	399,817	56,130,309
Williams-Sonoma, Inc.	663,397	112,200,335
Wingstop, Inc.	266,071	45,977,069
Wintrust Financial Corp.	508,542	46,185,784
Wolfspeed, Inc.*	1,033,828	115,550,956
Woodward, Inc.	562,395	61,559,757
World Wrestling Entertainment, Inc., Class A	398,914	19,682,417
Worthington Industries, Inc.	288,574	15,773,455
Wyndham Hotels & Resorts, Inc.	831,212	74,518,156
Xerox Holdings Corp.	1,226,185	27,760,828
XPO Logistics, Inc.*	880,038	68,141,342
Yelp, Inc.*	612,272	22,188,737
YETI Holdings, Inc.*	781,827	64,758,730
Ziff Davis, Inc.*	430,165	47,688,092
Total Investments (Cost $20,747,820,300)		$21,986,529,255

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2021 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of total net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$2,159,513,469	9.81%
Retail	1,358,304,218	6.17%
Banks	1,335,757,197	6.07%
Insurance	966,437,326	4.39%
Healthcare - Products	947,691,456	4.30%
Commercial Services	899,391,258	4.09%
Machinery - Diversified	808,595,451	3.67%
Semiconductors	797,537,529	3.62%
Electronics	742,586,089	3.37%
Software	731,972,024	3.32%
Building Materials	695,346,401	3.16%
Healthcare - Services	659,701,333	3.00%
Diversified Financial Services	631,642,866	2.87%
Chemicals	487,563,216	2.21%
Computers	469,503,507	2.13%
Apparel	433,908,996	1.97%
Transportation	395,625,122	1.80%
Food	392,870,217	1.78%
Auto Parts & Equipment	385,518,117	1.75%
Iron / Steel	379,874,244	1.73%
Miscellaneous Manufacturing	373,117,083	1.69%
Engineering & Construction	344,678,999	1.57%
Electric	293,131,065	1.33%
Gas	277,862,708	1.26%
Electrical Components & Equipment	277,309,060	1.26%
Leisure Time	270,385,011	1.23%
Hand / Machine Tools	252,231,043	1.15%
Biotechnology	250,571,395	1.14%
Distribution / Wholesale	241,971,222	1.10%
Home Builders	225,465,783	1.02%
Entertainment	225,117,176	1.02%
Pharmaceuticals	223,498,883	1.01%
Pipelines	213,646,868	0.97%
Lodging	210,710,821	0.96%
Media	206,295,080	0.94%
Telecommunications	184,254,347	0.84%
Mining	176,558,390	0.80%
Environmental Control	175,329,898	0.80%
Packaging & Containers	169,067,470	0.77%
Oil & Gas	162,266,177	0.74%
Home Furnishings	156,229,278	0.71%
Energy - Alternate Sources	155,683,073	0.71%
Real Estate	121,259,292	0.55%
Savings & Loans	114,382,957	0.52%
Water	110,157,169	0.50%
Metal Fabricate / Hardware	105,871,998	0.48%
Agriculture	100,015,888	0.45%
Machinery - Construction & Mining	96,376,319	0.44%
Internet	90,104,898	0.41%
Oil & Gas Services	83,655,730	0.38%
Toys / Games / Hobbies	67,381,101	0.31%
Aerospace / Defense	66,589,786	0.30%
Housewares	58,504,663	0.27%
Household Products / Wares	52,618,989	0.24%
Beverages	42,301,115	0.19%
Airlines	40,399,720	0.18%
Trucking & Leasing	32,995,514	0.15%
Cosmetics / Personal Care	31,432,422	0.14%
Office / Business Equipment	27,760,828	0.13%
Total Investments	21,986,529,255	99.87%
Other Assets in Excess of Liabilities	28,538,890	0.13%
Net Assets	$22,015,068,145	100.00%